Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 227,677	$ 349,703
Less: allowance for doubtful accounts	(29,903)	(92,086)
Accounts receivable, net	$ 197,774	$ 257,617